Navigator Sentry Managed Volatility Fund
FUND SUMMARY
Investment Objective:
The Fund seeks negative correlation to the U.S. equity markets, including positive returns in unfavorableequity markets.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [xx] of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Navigator Sentry Managed Volatility Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price if redeemed within 18 months)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Navigator Sentry Managed Volatility Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%
Acquired Fund Fees and Expenses	[1]	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses		1.98%	2.73%	1.73%
Fee Waiver and Reimbursement	[2]	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.83%	2.58%	1.58%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2016 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) of the Fund do not exceed 1.50%, 2.25% and 1.25%, for Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Navigator Sentry Managed Volatility Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	554	959	1,389	2,583
Class C	261	833	1,431	3,050
Class I	161	530	925	2,029

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to provide protection against declines in the value of a shareholder’s portfolio of equity investments. The Fund generally seeks negative correlation to the U.S. equity markets, in order to obtain positive returns in an unfavorable equity market.

To achieve its investment objective, the Fund may invest in options on securities and stock indexes (including index put-options), swaps, futures, structured notes, underlying funds including hedge funds, closed end funds, exchange traded funds (“ETFs”) and other mutual funds (collectively, “Underlying Funds”), exchange traded products including exchange traded notes (“ETN”), cash, cash equivalents, short term market instruments, and money market funds. In addition, the Fund may also use various options strategies that involve a combination of both put and call options. The Fund’s decision regarding whether to utilize specific strategies will depend upon an evaluation of the available options, swaps, futures, Underlying Funds, ETNs or structured notes or other securities, and market conditions, which will dictate to what extent the Fund focuses on its hedging strategies. The Fund will reduce its exposure to hedging strategies in an up market to minimize the costs of providing market protection.

Hedging Process and Strategies

The adviser views stock market volatility as though it were an asset class, which is a key element to the portfolio’s risk management. The adviser allocates a portion of the Fund’s portfolio to hedging strategies on a systematic basis. As such, the adviser examines a series of volatility products and analyses potential market environments, to determine whether there exists a consistently advancing market, a declining market, or a low volatility-flat market. The adviser seeks to optimize the hedging portfolio by seeking negative correlation to any given market environment. The Fund’s hedging strategies are expected to increase in value as the overall equity markets decline, providing downside protection to the U.S. equity markets. However, the value of your investment in the Fund generally will decrease when the broad-based equity market appreciates, or is unchanged.

The adviser will manage the Fund and increase its allocation to investments in hedging strategies when the market declines. Conversely, when the markets make a significant move to the upside, the adviser will typically re-allocate a larger percentage of the portfolio to cash or cash equivalents to optimize risk management and preserve capital.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may each engage in active and frequent trading to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk – The Fund’s use of derivative instruments, including options, swaps, and futures contracts involves hedging, leverage risk and tracking risk (the derivatives may not track the volatility of the underlying volatility index).

• Hedging Risk – Although derivative instruments are intended to be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

• Issuer-Specific Risk – The value of a specific security in which the Fund invests, or underlying security related to a derivative in which the Fund invests, can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leveraging Risk – The Fund’s use of leverage through futures, options, short positions, or inverse ETFs will magnify the Fund’s gains or losses.

• Limited History of Operations Risk – The Fund has a limited history of operations for investors to evaluate.

• Liquidity Risk – At times the Fund may be constrained in its ability to use derivatives by an unanticipated inability to close positions when it would be most advantageous.

• Management Style Risk – The Adviser’s judgments about the potential appreciation of a particular security in which the Fund invests, or its judgments about the market as a whole, may prove to be incorrect.

• Non-Diversification Risk – As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk - The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

• Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

• Short Position Risk – The Fund may invest in short futures or option positions and inverse ETFs which will prevent the Fund from participating in market gains. The Fund will be adversely affected by stock market gains of the underlying security which is held short.

• Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Because of the Fund’s principal investment strategies, positive movements in the market may negatively impact the Fund.

• Structured Note Risk – Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

• Underling Funds Risk - Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-877-766-2264 or visiting www.navigatorfund.com.